Equity - Financial Position Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Information [Line Items]
Revenues	€ 41,315	€ 40,652	€ 39,993
Depreciation and amortization	(8,799)	(8,797)	(8,796)
Operating income	2,395	2,593	4,056
Fixed Assets	21,439	22,944	23,714
Total allocated assets	100,502	104,324
Colombia Telecomunicaciones
Entity Information [Line Items]
Revenues	1,449	1,497	1,517
Operating results before depreciation and amortization	391	359	569
Depreciation and amortization	(236)	(295)	(308)
Operating income	155	64	261
Capital Expenditure	201	125	261
Fixed Assets	1,215	1,234	1,116
Total allocated assets	2,921	2,936	2,696
Total allocated liabilities	€ 2,395	€ 2,258	€ 2,001